Transactions and Balances with Interested and Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

NOTE 16 – TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

A.	Transactions:

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Commission paid to former controlling shareholder	--	--	429
Subcontracted work and consulting	660	666	588
Share-Based payments to service provider	43	112	--
	703	778	1,017

B.	Balances:

	As of December 31,
	2018	2017
	USD in thousands

Other accounts payable	53	57
	53	57